SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Operating Lease Liabilities And Right Of Use Assets
Current portion	$ 1,233,892	$ 768,544
Long term portion	410,572	554,366
Total operating lease liabilities	$ 1,644,464	$ 1,322,910